Other comprehensive income (loss)	6 Months Ended
Sep. 30, 2014
Accumulated other comprehensive income (loss)
Accumulated other comprehensive income (loss)

14. Other comprehensive income (loss):

Changes in accumulated other comprehensive income (loss) are as follows:

	Millions of yen
	Six months ended September 30, 2013
	Balance at beginning of year	Other comprehensive income (loss) before reclassifications	Reclassifications out of accumulated other comprehensive income (loss)(1)	Net change during the period	Balance at end of period
Cumulative translation adjustments	¥(38,875)	¥26,987	¥(85)	¥26,902	¥(11,973)
Pension liability adjustment	(28,518)	807	495	1,302	(27,216)
Net unrealized gain on non-trading securities	9,998	1,507	(895)	612	10,610

Total	¥(57,395)	¥29,301	¥(485)	¥28,816	¥(28,579)

(1)	Reclassifications out of accumulated other comprehensive income (loss) are as follows:

Millions of yen
Six months ended September 30, 2013
	Reclassifications out of accumulated other comprehensive income (loss)	Affected line items in consolidated statements of income
Net unrealized gain on non-trading securities:
	¥1,708	Gain (loss) on investments in equity securities
	(502)	Income tax expense

	1,206	Net income

	(311)	Net income attributable to noncontrolling interests
	¥895	Net income attributable to NHI shareholders

Changes in accumulated other comprehensive income (loss) are as follows:

	Millions of yen
	Six months ended September 30, 2014
	Balance at beginning of year	Other comprehensive income (loss) before reclassifications	Reclassifications out of accumulated other comprehensive income (loss)(1)	Net change during the period	Balance at end of period
Cumulative translation adjustments	¥27,704	¥44,427	¥(49)	¥44,378	¥72,082
Pension liability adjustment	(18,809)	(157)	320	163	(18,646)
Net unrealized gain on non-trading securities	11,741	5,569	(213)	5,356	17,097

Total	¥20,636	¥49,839	¥58	¥49,897	¥70,533

(1)	Reclassifications out of accumulated other comprehensive income (loss) are as follows:

Millions of yen
Six months ended September 30, 2014
	Reclassifications out of accumulated other comprehensive income (loss)	Affected line items in consolidated statements of income
Net unrealized gain on non-trading securities:
	¥435	Gain (loss) on investments in equity securities
	(149)	Income tax expense

	286	Net income

	(73)	Net income attributable to noncontrolling interests
	¥213	Net income attributable to NHI shareholders

See Note 5. “Non-trading securities” for further information.

Changes in accumulated other comprehensive income (loss) are as follows:

	Millions of yen
	Three months ended September 30, 2013
	Balance at beginning of period	Other comprehensive income (loss) before reclassifications	Reclassifications out of accumulated other comprehensive income (loss)(1)	Net change during the period	Balance at end of period
Cumulative translation adjustments	¥(6,532)	¥(5,407)	¥(34)	¥(5,441)	¥(11,973)
Pension liability adjustment	(27,494)	31	247	278	(27,216)
Net unrealized gain on non-trading securities	8,216	2,460	(66)	2,394	10,610

Total	¥(25,810)	¥(2,916)	¥147	¥(2,769)	¥(28,579)

(1)	Reclassifications out of accumulated other comprehensive income (loss) are as follows:

Millions of yen
Three months ended September 30, 2013
	Reclassifications out of accumulated other comprehensive income (loss)	Affected line items in consolidated statements of income
Net unrealized gain on non-trading securities:
	¥153	Gain (loss) on investments in equity securities
	(65)	Income tax expense

	88	Net income

	(22)	Net income attributable to noncontrolling interests
	¥66	Net income attributable to NHI shareholders

Changes in accumulated other comprehensive income (loss) are as follows:

	Millions of yen
	Three months ended September 30, 2014
	Balance at beginning of period	Other comprehensive income (loss) before reclassifications	Reclassifications out of accumulated other comprehensive income (loss)(1)	Net change during the period	Balance at end of period
Cumulative translation adjustments	¥16,250	¥55,763	¥69	¥55,832	¥72,082
Pension liability adjustment	(18,591)	(251)	196	(55)	(18,646)
Net unrealized gain on non-trading securities	13,890	3,375	(168)	3,207	17,097

Total	¥11,549	¥58,887	¥97	¥58,984	¥70,533

(1)	Reclassifications out of accumulated other comprehensive income (loss) are as follows:

Millions of yen
Three months ended September 30, 2014
	Reclassifications out of accumulated other comprehensive income (loss)	Affected line items in consolidated statements of income
Net unrealized gain on non-trading securities:
	¥341	Gain (loss) on investments in equity securities
	(116)	Income tax expense

	225	Net income

	(57)	Net income attributable to noncontrolling interests
	¥168	Net income attributable to NHI shareholders

See Note 5 “Non-trading securities” for further information.